Investment Strategy - Aptus Laddered Buffer ETF	Mar. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of buffer ETFs managed by Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”). To achieve US large-cap equity market exposure, the Fund invests in underlying buffer ETFs that seek to provide their investors with returns that match the share price performance of the State Street SPDR S&P 500 ETF Trust (“SPY”) up to a predetermined upside cap while providing a buffer against a predetermined percentage of losses. A laddered buffer portfolio is a portfolio that consists of multiple underlying defined outcome buffer ETFs with different expiration dates, allowing for tactical investing and diversification. The laddered approach spreads performance over multiple outcome periods, providing a level of downside protection while allowing for some upside potential. Each underlying ETF tracks SPY and imposes a cap on the underlying ETF’s gains from SPY in return for also applying a buffer against the first 15% of SPY losses. The laddered portfolio is currently comprised of the Aptus January Buffer ETF, Aptus April Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer ETF (each, an “Underlying ETF” and, collectively, the “Underlying ETFs”); however, the US large-cap equity Aptus-managed buffer ETFs that comprise the laddered portfolio may change from time to time. By investing in a “laddered portfolio” of multiple Underlying ETFs that employ structured outcome strategies over pre-determined investment periods, the Fund’s investment exposure to the underlying US large-cap equity market, as well as its ability to limit downside risk, is spread out across multiple investment time periods. This laddered portfolio approach is intended to mitigate the risk of failing to benefit from the buffer of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund’s laddered approach is intended to allow the Fund to continue to benefit from increases in the value of SPY and to provide a level of downside protection for at least a portion of the Fund’s portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner.
Unlike the Underlying ETFs, the Fund itself does not pursue a structured outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETFs’ buffers and could have limited upside potential. The Fund’s returns may be limited by the caps of the Underlying ETFs.
In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information about the Fund” for a discussion of the principal investment strategies of the Underlying ETFs.
Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the share price performance of SPY up to a pre-determined upside cap, before fees and expenses, while providing a buffer against the first 15% of SPY losses, before fees and expenses, over a defined twelve-month period (an “Investment Period”). The period from the commencement of each Underlying ETF’s operations to the day preceding the Underlying ETF’s first full one-year Investment Period is referred to as the “Initial Investment Period” and all references to an Investment Period, other than its length in time, include an Underlying ETF’s Initial Investment Period.
In general, the structured outcomes each Underlying ETF seeks for investors that hold its shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•To the extent that SPY’s share price appreciates over an Investment Period, each Underlying ETF’s strategy intends to provide upside participation that matches SPY’s share price performance up to the pre-determined upside cap, before fees and expenses of the Underlying ETF.
•To the extent that SPY’s share price declines by up to 15% over an Investment Period, each Underlying ETF’s strategy intends to provide a flat return for the Fund (i.e., neither a gain nor a loss), before fees and expenses of the Underlying ETF.
•To the extent that SPY’s share price decreases by more than 15% over an Investment Period, each Underlying ETF’s strategy is designed to protect the Underlying ETF from the first 15% of SPY losses, while experiencing SPY losses greater than 15% on a one-to-one basis with SPY, before fees and expenses of the Underlying ETF.
The Fund and each Underlying ETF are advised by Aptus. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See “Additional Information about the Fund” for more information about SPY.
Each Underlying ETF is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in both purchased and written put and call Flexible Exchange® Options (“FLEX Options”) that reference the market price of SPY. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). Each Underlying ETF uses FLEX Options to employ a structured outcome strategy. Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index (e.g., SPY). The pre-determined structured outcomes sought by the Underlying ETFs are intended to reflect the share price performance of SPY over the Investment Period, subject to a buffer, i.e., limited downside protection against the first 15% of losses experienced by SPY, and a cap, i.e., a pre-determined upside return cap percentage. Each Underlying ETF sets a cap at market close one business day prior to each Investment Period. The defined cap applicable to an Investment Period varies based on prevailing market conditions at the time, including then-current interest rate levels, SPY volatility, and the relationship of puts and calls on the underlying FLEX Options. This means that an Underlying ETF’s cap will change for each Investment Period. Each Underlying ETF is perpetually offered and will not terminate at the end of its Investment Period.
An investor that purchases shares of an Underlying ETF on any day other than the first day of an Investment Period and/or sells shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Underlying ETF for that Investment Period. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of an Investment Period and may dispose of shares of the Underlying ETFs before the end of the Investment Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Investment Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Investment Period. To achieve the structured outcomes sought by an Underlying ETF for an Investment Period, an investor, such as the Fund, must hold shares of the Underlying ETF for that entire Investment Period.
When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF’s stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of SPY and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and refresh its buffer annually based on the share price performance of SPY at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF caps and buffers at current SPY prices is intended to allow the Fund to continue to benefit from increases in the value of SPY and to provide a level of downside protection for at least a portion of the Fund’s portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Investment Period capped out in cases of rapid appreciation of SPY. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where SPY has depreciated below that specific buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors may have the ability to benefit from any appreciation in SPY for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors.
The Fund intends to generally rebalance its portfolio to equal weight in each Underlying ETF at least annually. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted.
The Fund’s website will provide, on a daily basis, the proportion of the Fund’s assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Investment Period start and end dates and the cap (both gross and net of fund fees and expenses) and buffer both at the start of the Underlying ETF’s Investment Period and on any particular day relative to the end of the Investment Period).
Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its buffer annually based on prevailing market conditions.
The Fund’s investment strategy may include active and frequent trading. The Fund may also invest in money market funds from time to time.
As of December 31, 2025, SPY had significant investments in the Information Technology sector.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the share price performance of SPY up to a pre-determined upside cap, before fees and expenses, while providing a buffer against the first 15% of SPY losses, before fees and expenses, over a defined twelve-month period (an “Investment Period”).